UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,
2002

Check here if Amendment  [  ];  Amendment Number:

This Amendment:	[  ]  is a restatement.
				[  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		JBT CAPITAL INC.
Address:		900 Third Avenue, 11th Floor
			Suite 1103
			New York, NY 10022

Form 13F File Number:  028-05205

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				Bin Bulsara
Title:				Chief Financial Officer
Phone:				212-750-9029

Signature, Place, and Date of Signing:

Bin Bulsara			New York, NY		1/28/02
- --------------			----------------	----------
Signature				City, State		Date

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		26

Form 13F Information Table Value Total:		$251,055

List of Other Included Managers:			None

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FORM 13F-HR
QUARTER ENDING 12/31/01

	TITLE	CUSIP	 VALUE 	 SHRS/ 	SH/	PUT/	INV. DISCR.	OTHER	VOT AUTHOR.
NAME OF ISSUER	OF CLASS	NUMBER	 (x$1000) 	 PRN AMT 	PRN	CALL	SOLE	SHRD	MGR	SOLE	SHRD	NONE

AGERE SYSTEMS	COMMON	00845V100	3414	600000	SH		X			X
REVLON INC CL A	COMMON	761525500	4118	618300	SH		X			X
AOL TIME WARNER INC	COMMON	00184A105	11235	350000	SH		X			X
AMGEN	COMMON	031162100	16929	300000	SH		X			X
CAREMARX RX INC	COMMON	141705103	14717	902300	SH		X			X
CITIGROUP INC	COMMON	172967101	10096	200000	SH		X			X
COMCAST CORP SPEC CL A	COMMON	200300200	9000	250000	SH		X			X
EL PASO CORP	COMMON	28336L109	8922	200000	SH		X			X
IMCLONE SYS INC	COMMON	45245W109	11620	250000	SH		X			X
KROGER CO	COMMON	501044101	17740	850000	SH		X			X
MAGNUM HUNTER RESOURCES	COMMON	55972F203	4496	541700	SH		X			X
MIRANT CORP	COMMON	604675108	9631	601200	SH		X			X
QWEST COMMUNICATIONS INTL INC	COMMON	749121109	9891	700000	SH		X			X
SERVICE CORP INTL	COMMON	817565104	17366	3480100	SH		X			X
TYCO INTL LTD NEW	COMMON	902124106	11780	200000	SH		X			X
VIACOM INC NON VOTE	COMMON	925524308	19868	450000	SH		X			X
WASHINGTON MUTUAL INC	COMMON	939322103	9810	300000	SH		X			X
WILLAMETTE IND INC	COMMON	969133990	17430	335200	SH		X			X
AMEX S&P DEPOSITORY RECEIPTS	COMMON	78462F103	31413	275000	SH		X			X
PRUDENTIAL FINANCIAL INC	COMMON	744320102	963	29000	SH		X			X
REDBACK NETWORKS	DEBT	757209AB76	1	1000	PRN		X			X
   5.000% Due 04-01-07
FINOVA GROUP INC	DEBT	757209AB76	0	1000	PRN		X			X
   7.500% Due 11-15-09
EXODUS COMMUNICATIONS	DEBT	302088AL3	0	1000	PRN		X			X
   7.500% Due 07-15-10
REVLON CONSUMER PRODS	DEBT	761519AK31	2720	4000000	PRN		X			X
   8.125% Due 02-01-06
REVLON CONSUMER PRODS	DEBT	761519AQ01	7878	11500000	PRN		X			X
   9.000% Due 11-01-06
CALL MIR JAN 12.5	OPTION	604675AAG	19	50	SH	CALL	X			X
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